Employee Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Age	Dec. 31, 2012
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
401(k) savings and retirement plan, eligibility age	21
401(k) savings and retirement plan, required service period for eligibility	90 days
401(k) savings and retirement plan, expense	$ 125,000	$ 105,000
Supplemental Executive Retirement Agreements, total liability	648,000	533,000
Supplemental Executive Retirement Agreements, expenses	142,000	170,000
Supplemental Executive Retirement Agreements, benefits paid	$ 27,000	$ 5,000
Employment agreements, Executive Officers required service period	2 years